Subsidiaries	12 Months Ended
Mar. 31, 2013
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Subsidiaries
2.	SUBSIDIARIES

Details of Global-Tech’s subsidiaries as of March 31, 2013 were as follows:

Name	Place of incorporation/ registration	Percentage of equity interest attributable to the Company	Principal activities
Global Appliances Holdings Limited	British Virgin Islands	100	Investment holding
Global Display Holdings Limited	British Virgin Islands	100	Investment holding
Kwong Lee Shun Trading Company Limited	Hong Kong	100	Leasing of a property and the rendering of administration and management services
GT Investments (BVI) Limited	British Virgin Islands	100	Investment holding
Consortium Investment (BVI) Limited	British Virgin Islands	100	Investment holding
Global Optics Limited	Hong Kong	100	Trading of raw materials and electronic and optical Components
Dongguan Wing Shing Electrical Products Factory Company Limited (“DWS”)	PRC	100	Provision of cellular phone assembly services
Dongguan Lite Array Company Limited (“DGLAD”)	PRC	100	Developing, manufacturing and marketing of electronic and optical components and provision of cellular phone assembly services
Dongguan Microview Medical Technology Company Limited	PRC	100	Manufacturing of medical instruments
Joke Media Limited	PRC	100	Media services
Global Household Products Limited	Hong Kong	100	Trading of household appliance products
Pentalpha Medical Limited	Hong Kong	100	Inactive
Pentalpha Hong Kong Limited (“Pentalpha”)	Hong Kong	100	Inactive
Global-Tech USA, Inc.	State of Delaware, U.S.A.	100	Provision of consultation services
Global Lite Array (BVI) Limited	British Virgin Islands	76.75	Investment holding
Lite Array, Inc.	State of Delaware, U.S.A.	76.75	Inactive

MasterWerke Limited and Global Digital Imaging Limited were dissolved on May 2 and May 8, 2012, respectively.

Global Rich Innovation Limited and Global Auto Limited were dissolved on February 26 and February 28, 2013, respectively.

Wing Shing Overseas Limited was dissolved on May 28, 2013.